Discontinued Operations (Narrative) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Pratt and Whitney Rocketdyne [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Acquisitions and Disposals, Date of Transaction for Acquisition or Disposal	Jun. 14, 2013
UTC Power [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Acquisitions and Disposals, Date of Transaction for Acquisition or Disposal	Feb. 12, 2013
Hamilton Sundtrand Industrials [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Acquisitions and Disposals, Date of Transaction for Acquisition or Disposal		Dec. 13, 2012
Clipper Windpower [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Acquisitions and Disposals, Date of Transaction for Acquisition or Disposal		Aug. 07, 2012